Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
5. Leases
Apexigen leases its principal facility under a
non-cancelable
operating lease agreement with a lease term ending in April 2023. As Apexigen’s leases did not provide an implicit rate, Apexigen used its incremental borrowing rate as the discount rate to calculate the present value of lease payments. The incremental borrowing rate represents an estimate of the interest rate that would be required to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The weighted average discount rate associated with operating lease modifications was 5.05%. As of December 31, 2021 and June 30, 2022, the
right-of-use
assets were $0.5 million and $0.3 million, respectively, and lease liabilities were $0.5 million and $0.3 million, respectively. Rent expense was $0.1 million for the three months ended June 30, 2021 and 2022, and $0.3 million and $0.2 million for the six months ended June 30, 2021 and 2022, respectively.

Future minimum lease payments as of June 30, 2022, are as follows (in thousands):

Operating Leases
Year ending December 31,
2022 (6 months remaining)	$212
2023	106

Total undiscounted future lease payments	318
Less: imputed interest	(6)

Total lease liabilities	$312

5. Leases
Apexigen recognizes lease liabilities based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases. The right-of-use
assets as of January 1, 2020 were the amount of the initial measurement of lease liability less the unamortized deferred rent balance. As of December 31, 2020 and 2021, the right-of-use
assets were $1.1 million and $0.5 million, respectively, and lease liabilities were $1.2 million and $0.5 million, respectively. Rent expense was $0.8 million and $0.6 million for the years ended December 31, 2020 and 2021, respectively.
Apexigen leases its principal facility under a
non-cancelable
operating lease agreement with a lease term ending in April 2023. In February 2019, Apexigen entered into a sublease agreement for additional space at the same location as its principal facility. The sublease had a one-year
term, which commenced on March 1, 2019, with an option to extend for an additional year. In March 2020, Apexigen extended the sublease to August 2021. In January 2021, Apexigen agreed to terminate the sublease in April 2021. As Apexigen’s leases did not provide an implicit rate, Apexigen used its incremental borrowing rate as the discount rate to calculate the present value of lease payments. The incremental borrowing rate represents an estimate of the interest rate that would be required to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The weighted average discount rate associated with operating lease modifications was 5.05%.
Future minimum lease payments as of December 31, 2021, are as follows (in thousands):

Year ending December 31,	Operating Leases
2022	$422
2023	106

Total undiscounted future lease payments	528
Less: imputed interest	(18)

Total lease liabilities	$510